Investments and assets and liabilities held for sale (Tables)	6 Months Ended
Jun. 30, 2018
Investments and assets and liabilities held for sale [Abstract]
Investments classification
Investments are classified as follows:

	June 30, 2018	December 31, 2017
Investments	9,240	7,206

Total investments	9,240	7,206

Presented in discontinued operations (Note 9.2)	(28,523)	(23,787)
Investments, net	(19,283)	(16,581)

Discontinued operations
Discontinued operations are comprised by:

	June 30, 2018	December 31, 2017
a) Statement of profit and loss
Doña Juana (9.2.1)	(5,109)	687

Total	(5,109)	687

b) Assets
Leccaros (9.2.2)	-	6,580

c) Liabilities
Doña Juana (9.2.1)	28,523	23,787

Disclosure of profit and loss on investments
For the periods ended on June 30, 2018 and 2017, Doña Juana’s statement of profit and loss was as follows:

	June 30,
	2018	2017
Revenues from services rendered	28,586	35,810
Cost of services	(24,292)	(25,556)
Gross profit	4,294	10,254

General and administrative expenses	(5,978)	(2,971)
Other operating income (expenses)	(5,805)	(968)
Finance income (costs)	(2,070)	(2,564)
Current and deferred income and social contribution taxes	(458)	41
(Loss) profit for the period	(10,017)	3,792

Assets and liabilities classified as held for sale
Main classes of assets and liabilities of Doña Juana classified as held for sale at June 30, 2018 and December 31, 2017 are as follows:

	June 30, 2018	December 31, 2017
Assets
Current assets
Cash and cash equivalents	2,705	3,092
Trade accounts receivable	10,891	7,581
Taxes recoverable	297	436
Advances to suppliers	2,038	4,305
Other current assets	3,179	2,818
Total current assets	19,110	18,232

Non-current assets
Property, plant and equipment	654	8,862
Intangible assets	9,386	6,821
Other non-current assets	13,695	49
Total non-current assets	23,735	15,732
Total assets	42,845	33,964

	June 30, 2018	December 31, 2017
Liabilities
Current liabilities
Loans and financing	34,675	29,714
Trade accounts payable	24,064	21,481
Labor payable	1,423	863
Tax liabilities	8,022	6,010
Other current liabilities	18,416	10,367
Total current liabilities	86,600	68,435

Capital	6,858	6,858
Other comprehensive income	458	(275)
Accumulated losses	(51,071)	(41,054)
Total equity (capital deficiency)	(43,755)	(34,471)
Total liabilities and equity	42,845	33,964

Net cash flows
Net cash flows incurred by Doña Juana are as follows:

	Six months period ended June 30,
	2018	2017
Operating activities	11,746	16,081
Investing activities	(15,058)	(6,677)
Financing activities	2,925	(5,457)
Net cash generated/(used)	(387)	3,947

Breakdown of the investment
a)	The breakdown of the investment in Doña Juana is as follows:

	Six months period ended June 30,
	2018	2017
Doña Juana’s equity	(43,755)	(32,222)

Investment - Estre Ambiental - 51% (interest)	(22,316)	(16,433)
Advances received	(6,207)	(5,856)
Total	(28,523)	(22,289)